Reconciliation of Financial Statements to the Form 5500	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to the Form 5500	Reconciliation of Financial Statements to the Form 5500
The following is a reconciliation of the net assets available for benefits per the financial statements to the Form 5500:

	December 31
	2025	2024

Net assets available for benefits per the financial statements	$27,446,613,184	$24,850,880,304
Amounts allocated to withdrawing participants	(7,211,679)	(11,442,002)
Net assets available for benefits per the Form 5500	$27,439,401,505	$24,839,438,302
The following is a reconciliation of benefits paid to participants per the financial statements for the year ended December 31, 2025 to the Form 5500:

Benefits paid to participants per the financial statements	$2,965,210,499
Less: Amount allocated to withdrawing participants at December 31, 2024	(11,442,002)
Add: Amount allocated to withdrawing participants at December 31, 2025	7,211,679
Benefits paid to participants per the Form 5500	$2,960,980,176
Amounts allocated to participants are recorded on the Form 5500 for benefit payments that have been processed and approved for payment prior to December 31, but not yet paid as of that date.